Share of profit after tax of equity accounted units - Summary of share of profit after tax of equity accounted units (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Equity Accounted Units [Line Items]
Sales revenues	$ 40,030	$ 33,781	$ 34,829
Operating costs	(26,983)	(26,799)	(27,919)
Finance items	(1,658)	(773)	(4,702)
Profit/(loss) before taxation	12,816	6,343	(726)
Taxation	(3,965)	(1,567)	(993)
Rio Tinto [member]
Disclosure Of Equity Accounted Units [Line Items]
Sales revenues	1,960	1,727	2,149
Operating costs	(1,400)	(1,237)	(1,609)
Profit before finance items and taxation	560	490	540
Finance items	(47)	(33)	(37)
Share of profit after tax of equity accounted units	17	20	35
Profit/(loss) before taxation	530	477	538
Taxation	(191)	(156)	(177)
Profit for the year (Rio Tinto share)	$ 339	$ 321	$ 361